Noncontrolling Interests (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling interests
Net income (loss) attributable to TDS shareholders	$ (136,355,000)	$ 141,927,000	$ 81,861,000
Transfer (to) from the noncontrolling interests
Change in TDS' Capital in excess of par value from U.S. Cellular's issuance of U.S. Cellular shares	(12,420,000)	(14,135,000)	(8,854,000)
Change in TDS' Capital in excess of par value from U.S. Cellular's repurchase of U.S. Cellular shares	1,296,000	3,370,000	4,789,000
Change in TDS' Capital in excess of par value from common control transaction	7,484,000
Purchase of ownership in subsidiaries from noncontrolling interests	(1,034,000)	(123,000)	4,397,000
Net transfers (to) from noncontrolling interests	(4,674,000)	(10,888,000)	332,000
Change from net income (loss) attributable to TDS shareholders and transfers (to) from noncontrolling interests	(141,029,000)	131,039,000	82,193,000
Redeemable noncontrolling interest
Termination date range of mandatorily redeemable noncontrolling interests - begin	2085
Termination date range of mandatorily redeemable noncontrolling interests - end	2113
Settlement value of mandatorily redeemable noncontrolling interests	3,600,000
Carrying value of mandatorily redeemable noncontrolling interests	$ 3,000,000